Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	NORTHROP GRUMMAN CORP /DE/
Entity Central Index Key	0001133421
Document Type	8-K
Document Period End Date	Jun. 17, 2011
Amendment Flag	false